Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.4%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,315,342
Ohio Water Development Authority, Water Pollution Control Loan Fund, 2.52%, (SIFMA + 0.22%), 12/1/20(1)	5,000	4,998,900
Texas Water Development Board, 4.00%, 10/15/34	2,445	2,736,859
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/37	2,410	2,666,135
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/38	2,690	2,967,500

		$14,684,736

Education — 3.4%
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	$2,050	$2,181,549
District of Columbia, (Georgetown University), 5.00%, 4/1/31	2,455	2,925,034
Nevada System of Higher Education, 5.00%, 7/1/23	500	565,255
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	657,260
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,408,872
University of North Carolina at Chapel Hill, 2.026%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,700	5,699,886
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,420,143

		$14,857,999

Electric Utilities — 4.3%
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	$1,000	$1,044,180
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,481,910
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,660,646
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	883,256
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	1,000	1,069,640
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/24	1,000	1,112,100
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,433,230
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	3,961,500
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,779,128

		$18,425,590

Escrowed/Prerefunded — 3.0%
Florida Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/25	$900	$914,076
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	563,170
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	545	583,041
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.25%, 7/1/29	1,000	1,005,990
Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	1,000	1,135,730

Security	Principal Amount (000’s omitted)	Value
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	$505	$519,185
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,685	1,689,499
North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,148,630
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,011,320
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,189,916

		$12,760,557

General Obligations — 30.7%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,093,700
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,023,450
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	2,000	2,214,860
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36	2,090	2,307,151
Anchorage, AK, 5.00%, 9/1/28	1,835	2,169,392
Batavia, IL, 4.00%, 11/1/24	755	801,689
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	5,975,700
California, 2.446%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,524,960
California, 5.00%, 8/1/28	2,000	2,529,080
California, 5.00%, 4/1/33	1,265	1,438,381
Channahon, IL, 4.00%, 12/1/20	545	558,522
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,517,850
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,166,410
Crystal Lake, IL, 4.00%, 12/15/23	455	489,744
Dallas County, TX, 5.00%, 8/15/29	5,200	6,232,876
Dallas, TX, 5.00%, 2/15/29	5,000	5,660,400
Decatur, IL, 5.00%, 3/1/23	1,030	1,132,166
Douglas County School District No. RE-1, CO, 4.00%, 12/15/35	3,715	4,099,131
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,075,100
Florida Board of Education, 5.00%, 6/1/28	5,000	5,917,150
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	852,710
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,629,894
Greensboro, NC, 5.00%, 2/1/28	1,790	2,182,046
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,030,090
Homewood, AL, 5.00%, 9/1/32	1,070	1,266,366
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,059,460
King County, WA, 5.00%, 12/1/26	2,350	2,691,549
La Grange Park District, IL, 5.00%, 12/1/22	440	484,779
Lakeland, FL, 5.00%, 10/1/31	1,860	2,146,831
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,095	1,212,439
Lawrence, KS, 2.00%, 5/1/21	3,000	3,008,280
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,912,244
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	919,390
Lincoln, MA, 4.00%, 3/1/33	2,285	2,603,689
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,094,998
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	930,660
Macomb County, MI, 4.00%, 5/1/24	1,000	1,106,140
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,870,400
Neshaminy School District, PA, 4.00%, 11/1/26	660	721,129

Security	Principal Amount (000’s omitted)	Value
New Hampshire, 4.00%, 12/1/32	$2,385	$2,684,031
New York, 5.00%, 2/15/20	1,210	1,244,981
North Charleston Sewer District, SC, 4.00%, 1/1/23	310	321,718
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36	760	845,158
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	600	664,812
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/35	1,650	1,951,620
Pennsylvania, 4.00%, 6/1/30	2,500	2,632,200
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,688,398
Round Lake Beach, IL, 4.00%, 12/15/21	435	457,898
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,580,310
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,477,224
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,701,555
South Texas Community College District, 5.00%, 8/15/23	1,560	1,769,102
Tennessee, 5.00%, 9/1/29	1,800	2,090,448
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,326,678
Winnetka, IL, 4.00%, 12/15/23	300	315,624
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	864,794
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,134,790

		$132,402,147

Hospital — 8.7%
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	$765	$810,640
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,178,460
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,040,194
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,601,930
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/31	2,500	2,764,725
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/34	6,020	6,619,773
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,526,264
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	907,856
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	905	964,676
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	805	864,836
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	239,712
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	2,005	2,232,146
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	545	619,561
Ohio, (Cleveland Clinic Health System), 2.70%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)(2)	3,000	3,001,020
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,164,592
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	593,887
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	688,344
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,570,785
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,093,030

		$37,482,431

Housing — 1.3%
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	$5,000	$5,033,700
Virginia Housing Development Authority, 2.45%, 7/1/19	500	500,645

		$5,534,345

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.2%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$1,055	$1,078,917

		$1,078,917

Insured-General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,019,864
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,941,950

		$5,961,814

Insured-Water and Sewer — 0.8%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$1,870	$1,961,312
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	80	83,835
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	50	52,397
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	275	305,316
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/34	225	247,556
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/35	270	296,628
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/36	255	279,197
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/37	200	218,162

		$3,444,403

Lease Revenue/Certificates of Participation — 4.8%
Charlotte, NC, (Convention Facility), 4.00%, 6/1/37	$1,675	$1,844,677
Cincinnati City School District, OH, 5.00%, 12/15/29	1,305	1,496,235
Colorado, (Rural Colorado), 4.00%, 12/15/34	1,300	1,427,738
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	816,780
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,651,152
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,202,097
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,581,972
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	260	316,059
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	600	725,100
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	511,492
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,155,850
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,707,225
Virginia Public Building Authority, 4.00%, 8/1/35	2,000	2,240,540

		$20,676,917

Other Revenue — 8.8%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.951%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	$2,500	$2,495,650
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.081%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(1)	5,000	4,989,150
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,233,823
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,122,449
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	500	576,840
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	518,648
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,453,500
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	2,901,415

Security	Principal Amount (000’s omitted)	Value
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	$6,000	$6,477,600
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,472,150
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	6,000	6,862,860

		$38,104,085

Senior Living/Life Care — 0.9%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.10%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,507,775
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,160,430

		$3,668,205

Special Tax Revenue — 3.1%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 2.00%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	$2,025	$2,026,438
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,224,700
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	4,000	4,435,840
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	1,000	1,078,540
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,556,393

		$13,321,911

Transportation — 12.9%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,000	$1,136,360
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,133,530
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,470,188
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,457,400
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,767,960
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,542,050
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,520,280
Delaware River and Bay Authority, DE, 5.00%, 1/1/21	1,000	1,054,400
E-470 Public Highway Authority, CO, 2.08%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,000	3,000,870
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,976,344
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,177,000
Illinois Toll Highway Authority, 5.00%, 1/1/32	600	694,452
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,300	1,500,707
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,116,082
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,379,174
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,220,767
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	3,500	4,205,250
Metropolitan Transportation Authority, NY, 2.496%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(1)	7,500	7,526,400
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	2,115	2,544,070
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	2,265	2,715,305
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,608,640

		$55,747,229

Water and Sewer — 7.5%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,592,142
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,143,440
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,510,295
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	737,376

Security	Principal Amount (000’s omitted)	Value
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	$470	$507,139
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,730	7,524,948
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series BB, 5.00%, 6/15/30	1,000	1,037,180
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,265,655
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,287,652
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,129,860
Seattle, WA, Wastewater System Revenue, 4.00%, 4/1/35	2,055	2,230,887
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,245,486
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,972,973

		$32,185,033

Total Tax-Exempt Municipal Securities — 95.2% (identified cost $392,919,399)		$410,336,319

Taxable Municipal Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$521,905
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	653,406

Total Taxable Municipal Securities — 0.3% (identified cost $1,121,614)		$1,175,311

Total Investments — 95.5% (identified cost $394,041,013)		$411,511,630

Other Assets, Less Liabilities — 4.5%		$19,557,111

Net Assets — 100.0%		$431,068,741

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.1%
Others, representing less than 10% individually	83.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$410,336,319	$—	$410,336,319
Taxable Municipal Securities	—	1,175,311	—	1,175,311
Total Investments	$—	$411,511,630	$—	$411,511,630

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.